Intangible assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Cash flow extrapolation period	5 years
Discount rate used in current estimate of value in use	7.79%	8.78%	9.91%
Revenue growth rate	4.50%
Period of assumptions used	2 years
Growth rate used to extrapolate cash flow projections		2.00%	2.00%
Percentage of reasonably possible increase in unobservable input, assets	30.00%
Reasonably possible unobservable input, revenue growth rate	30.00%
Projection period	5 years
Goodwill	€ 475,890	€ 411,390	€ 409,511
Intangible assets	€ 625,379	695,622	631,002
eCommerce
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Goodwill	€ 63,923	0	0
Revenue multiple	4
Revenue multiple, average peers, eCommerce Return Solutions	0.50
Revenue multiple, projected, eCommerce Return Solutions	0.30
TFSS
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 1,008,900
Recoverable amount over carrying value (in percentage)	298.00%
Goodwill	€ 361,470	360,721	360,311
AVPS
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 336,100
Recoverable amount over carrying value (in percentage)	487.00%
Goodwill	€ 50,497	50,669	49,200
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26,587	31,028	28,645
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	61,557	198,037	132,472
Customer relationships | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	54,663	194,907	123,592
Customer relationships | Business combinations | TFSS
Disclosure of detailed information about intangible assets [line items]
Intangible assets	53,135	181,824	117,479
Customer relationships | Business combinations | AVPS
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,528	13,083	6,113
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	59,457	53,832	58,909
Accumulated acquisition values
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,327,070	1,208,788	1,234,502	€ 1,181,261
Accumulated acquisition values | Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	45,974	45,941	45,795	45,926
Accumulated acquisition values | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	667,697	660,325	666,021	664,849
Accumulated acquisition values | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	125,810	81,024	101,908	57,432
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(695,756)	(509,008)	(598,401)	(426,969)
Accumulated amortization | Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(19,387)	(14,913)	(17,150)	(12,676)
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(606,140)	(462,288)	(533,549)	(395,073)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ (62,891)	(25,641)	€ (40,425)	€ (14,308)
Decrease due to application of IFRS 15 | Accumulated acquisition values | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Decrease through other changes, intangible assets and goodwill		6,600
Decrease due to application of IFRS 15 | Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Decrease through other changes, intangible assets and goodwill		€ 3,200
Internally generated | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Not internally generated | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Not internally generated | Software | Currency Select
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 17,900
Not internally generated | Software | ZigZag
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 5,200
Bottom of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years 6 months